CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 44,034	266,571	318,909
Restricted cash (including restricted cash of the consolidated VIEs that may only be used to settle obligations of the consolidated VIEs of RMB437,875 and RMB331,075 (US$54,690) as of December 31, 2012 and 2013 respectively)	54,690	331,075	437,875
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2012 and 2013)	7,485	45,312	41,399
Inventories	68,970	417,524	432,722
Leased automobiles held for sale, net	37,270	225,620	206,604
Advances to suppliers	77,470	468,985	316,067
Prepaid expenses and other current assets	12,004	72,667	35,148
Amounts due from related parties	8,755	53,000	57,830
Deferred tax assets, net	1,292	7,823	6,756
Total current assets	311,971	1,888,577	1,853,310
Non-current assets:
Property and equipment, net	126,955	768,549	560,700
Land use rights, net	2,922	17,691	18,256
Intangible assets, net	16,723	101,238	106,058
Goodwill	12,163	73,634	73,634
Long-term prepayments - Third parties	23,945	144,953	26,500
Long-term prepayments - Related Parties	50,014	302,769
Long-term investment	3,717	22,500	11,250
Long-term deferred expenses
Deferred tax assets, net	588	3,561	9,624
Total non-current assets	237,027	1,434,895	806,022
TOTAL ASSETS	548,998	3,323,472	2,659,332
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB1,948,631 and RMB2,238,818 (US$369,826) as of December 31, 2012 and 2013, respectively):
Accounts payable	1,181	7,151	6,458
Bills payable	121,537	735,749	887,100
Advances from customers	9,246	55,970	49,974
Accrued expenses and other current liabilities	86,896	526,041	444,553
Amounts due to related parties
Unrecognized tax benefits	820	4,963	4,963
Taxes payable	10,075	60,993	54,369
Short-term loans and current portion of long-term loans	120,040	726,689	365,274
Total current liabilities	349,795	2,117,556	1,812,691
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB31,770 and RMB63,393 (US$10,472) as of December 31, 2012 and 2013, respectively):
Long-term loans, non-current portion	5,451	33,000
Deferred tax liabilities	5,021	30,393	31,770
Total non-current liabilities	10,472	63,393	31,770
TOTAL LIABILITIES	360,267	2,180,949	1,844,461
Commitments and contingencies
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2012 and 2013 Issued and outstanding - 58,937,912 and 65,137,912 shares as of December 31, 2012 and 2013	1	4	4
Additional paid-in capital	119,201	721,611	469,761
Receivables from issuance of ordinary shares	(13,190)	(79,850)
Retained earnings	58,307	352,974	329,147
Total Lentuo International Inc. shareholders' equity	164,319	994,739	798,912
Noncontrolling interests	24,412	147,784	15,959
TOTAL SHAREHOLDERS' EQUITY	188,731	1,142,523	814,871
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 548,998	3,323,472	2,659,332